Investment in Affiliates and Available-for-Sale Securities (Details) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	3 Months Ended		6 Months Ended
	Feb. 28, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Schedule Of Equity Method Investments [Line Items]
Proceeds from issuance of common stock				$ 638	$ 279
Common stock shares outstanding		104,984,363		104,984,363		104,261,029
Equity in net earnings of affiliated companies		7,079	4,127	29,497	18,250
Investments in affiliates		340,375	303,103	340,375	303,103	335,303
Dividends received				7,298	3,478
Navios Maritime Partners L.P.
Schedule Of Equity Method Investments [Line Items]
General Partner Interest				2.00%
Units issued in public offering	6,325,000
Shares issued - price per share	$ 17.3
Proceeds from issuance of common stock	106,732
Payments to acquire common stock	2,233
Gain/(loss) from the sale of shares by the equity method				11,230	7,963
Common stock shares outstanding		14,223,763		14,223,763
Percentage of ownership	20.00%	18.00%		18.00%
Difference between carrying amount of investment and underlying equity in net assets of equity method investee		36,983		36,983		42,412
Equity in net earnings of affiliated companies		7,784	6,109	28,074	21,538
Investments in affiliates		122,045		122,045		110,516
Dividends received		7,536	7,343	14,971	14,685
Acropolis Chartering and Shipping Inc.
Schedule Of Equity Method Investments [Line Items]
Percentage of ownership		50.00%		50.00%
Investments in affiliates		420		420		350
Dividends received		271	0	271	0
Profit Sharing Arrangement				Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder.
Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Shares issued in public offering	14,950,000
Shares issued - price per share	$ 3.85
Proceeds from issuance of common stock	57,556
Gain/(loss) from the sale of shares by the equity method		0	(2,096)	6,193	(5,049)
Percentage of ownership	46.40%	46.40%		46.40%
Difference between carrying amount of investment and underlying equity in net assets of equity method investee		7,990		7,990		12,052
Equity in net earnings of affiliated companies		(1,190)	(2,055)	619	(3,468)
Investments in affiliates		212,985		212,985		219,664
Dividends received		$ 3,649	$ 2,178	$ 7,298	$ 3,478
Percentage of voting stock of Navios Holdings in Navios Acquisition	43.10%